Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits
Balance, beginning of year	$ 1,994	$ 1,630	$ 1,434
Increase in tax positions for prior years	24	117
Decrease in tax positions for prior years
Settlements
Lapse in statute of limitations
Increase in tax positions for current year	303	247	196
Balance, end of year	$ 2,321	$ 1,994	$ 1,630